BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Oct. 31, 2016	Jul. 11, 2016	Jul. 06, 2016		Dec. 31, 2015	Jun. 30, 2015	Apr. 14, 2015	Dec. 31, 2014	Oct. 01, 2014
Business Acquisition [Line Items]
Goodwill		$ 91,002					$ 63,308			$ 55,490
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Net assets											$ (57)
Intangible assets											2,951
Goodwill											2,906
Total assets acquired											$ 5,800
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Net assets									$ (405)
Non-controlling interest									(989)
Intangible assets									1,249
Goodwill									1,966
Total assets acquired									$ 1,821
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Net assets								$ 1,182
Non-controlling interest								(3,590)
Intangible assets								3,675
Goodwill								5,260
Total assets acquired								$ 6,527
Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Net assets	[1]				$ 15
Non-controlling interest				$ (14,012)	(14,012)	[1]
Intangible assets	[1]				22,439
Deferred tax liability	[1]				(5,610)
Goodwill	[1]				17,718
Total assets acquired	[1]				$ 20,550
Shavit Software 2009 Ltd [Member]
Business Acquisition [Line Items]
Net assets	[1]		$ 801
Intangible assets	[1]		4,215
Deferred tax liability	[1]		(1,053)
Goodwill	[1]		2,873
Total assets acquired	[1],[2]		$ 6,836
Comm IT Embedded Ltd [Member]
Business Acquisition [Line Items]
Net assets	[1]	2,174
Non-controlling interest	[1]	(1,209)
Intangible assets	[1]	2,106
Deferred tax liability	[1]	(427)
Goodwill	[1]	6,240
Total assets acquired	[1]	$ 8,884

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.
[2]	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.